Accrued Expenses and Other Payables - Schedule of Accrued Expenses and Other Payables (Details) - CHF (SFr) SFr in Thousands	Dec. 31, 2022	Dec. 31, 2021
Trade and other current payables [abstract]
Payroll related accrual	SFr (2,249)	SFr (1,723)
Accrued R&D expense	(4,805)	(730)
Accrued G&A expense	(956)	(592)
Total	SFr (8,011)	SFr (3,045)